REVENUE (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Unbilled contracts receivable	$ 0		$ 0	$ 0
Revenue, remaining performance obligation, amount	$ 0		$ 0	$ 0
Revenue Benchmark [Member] | Geographic Concentration Risk [Member] | CANADA
Disaggregation of Revenue [Line Items]
Concentration risk, percentage			3.00%
Revenues			$ 135,000
Revenue Benchmark [Member] | Geographic Concentration Risk [Member] | SERBIA
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	12.00%	14.00%	11.00%	15.00%
Revenues	$ 485,000	$ 494,000	$ 494,000	$ 737,000
Revenue Benchmark [Member] | Geographic Concentration Risk [Member] | GERMANY
Disaggregation of Revenue [Line Items]
Concentration risk, percentage			4.00%
Revenues			$ 193,000
Revenue Benchmark [Member] | Geographic Concentration Risk [Member] | SAUDI ARABIA
Disaggregation of Revenue [Line Items]
Concentration risk, percentage				10.00%
Revenues				$ 518,000
Revenue Benchmark [Member] | Geographic Concentration Risk [Member] | UNITED STATES
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	90.00%
Revenues	$ 3,500,000
Related services [Member] | Revenue Benchmark [Member] | Product Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	10.00%		10.00%